TD WATERHOUSE TRUST

     TD WATERHOUSE TECHNOLOGY FUND
TD WATERHOUSE TAX MANAGED GROWTH FUND

     SUPPLEMENT DATED AUGUST 27, 2003
TO THE PROSPECTUS DATED MAY 30, 2003

On August 26, 2003, the Board of Trustees of TD Waterhouse Trust (the “Trust”) approved a proposal to liquidate the TD Waterhouse Technology Fund and the TD Waterhouse Tax Managed Growth Fund (each, a “Fund” and collectively, the “Funds”) of the Trust. The Board based its decision on an evaluation of all relevant information, including the small size of the Funds, the effect of that small asset base on the efficiency of Fund operations and the future growth prospects for the Funds, as well as other potential alternatives available to the Funds. The Trust will discontinue sales of the Funds as of the date of this supplement.

The Funds are expected to be liquidated on September 30, 2003, or as soon thereafter as is reasonably practicable (the “Liquidation Date”). At any time prior to that date, shareholders may redeem their shares for cash or exchange for another fund in the Trust that may be a suitable investment given a shareholder’s personal financial situation. The exchange or redemption price will be the net asset value of the shares next determined after receipt of a shareholder’s request for exchange or redemption. Redemption fees will be waived. If a shareholder does not request an exchange or redemption prior to the Liquidation Date, or if any Fund shares remain in a shareholder’s account on the Liquidation Date, those shares will be automatically redeemed for cash at the net asset value per share determined as of the Liquidation Date and placed into the shareholder’s TD Waterhouse brokerage account.

TD WATERHOUSE TRUST

     TD WATERHOUSE TECHNOLOGY FUND
TD WATERHOUSE TAX MANAGED GROWTH FUND

     SUPPLEMENT DATED AUGUST 27, 2003
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 30, 2003

On August 26, 2003, the Board of Trustees of TD Waterhouse Trust (the “Trust”) approved a proposal to liquidate the TD Waterhouse Technology Fund and the TD Waterhouse Tax Managed Growth Fund (each, a “Fund” and collectively, the “Funds”) of the Trust. The Board based its decision on an evaluation of all relevant information, including the small size of the Funds, the effect of that small asset base on the efficiency of Fund operations and the future growth prospects for the Funds, as well as other potential alternatives available to the Funds. The Trust will discontinue sales of the Funds as of the date of this supplement.

The Funds are expected to be liquidated on September 30, 2003, or as soon thereafter as is reasonably practicable (the “Liquidation Date”). At any time prior to that date, shareholders may redeem their shares for cash or exchange for another fund in the Trust that may be a suitable investment given a shareholder’s personal financial situation. The exchange or redemption price will be the net asset value of the shares next determined after receipt of a shareholder’s request for exchange or redemption. Redemption fees will be waived. If a shareholder does not request an exchange or redemption prior to the Liquidation Date, or if any Fund shares remain in a shareholder’s account on the Liquidation Date, those shares will be automatically redeemed for cash at the net asset value per share determined as of the Liquidation Date and placed into the shareholder’s TD Waterhouse brokerage account.